Note 20 - Segment Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	SEGMENT INFORMATION

The Company does not identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete asset information. The Company does not have inter-segment revenue, and, accordingly, there is none to be reported. The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Net sales to unaffiliated customers by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2016	2015	2014

China	$46,784	$45,854	$55,133
Taiwan	3,009	2,274	2,022
Japan	2,535	3,759	4,490
Korea	2,257	879	288
Singapore	1,539	1,398	1,341
Other	437	677	317

	$56,561	$54,841	$63,591

For the years ended
December
31,
2016
and
2015,
only
one
customer accounted for
10%
or more of net sales. For the year ended
December
31,
2014,
two
customers accounted for
10%
or more of net sales. The percentage of net sales to these customers was as follows:

	Years Ended December 31
	2016	2015	2014

Customer A	10%	11%	12%
Customer B	8%	8%	10%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2016	2015	2014

Taiwan	$5,607	$5,813	$8,689
U.S.A.	4,176	4,162	4,188
China	3,920	3,997	6,363
Other	33	39	123

	$13,736	$14,011	$19,363